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                     PAINEWEBBER PACE SELECT ADVISORS TRUST
     (ON BEHALF OF PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS)

                        PAINEWEBBER INVESTMENT TRUST II
            (ON BEHALF OF PAINEWEBBER EMERGING MARKETS EQUITY FUND)

                              51 WEST 52ND STREET
                         NEW YORK, NEW YORK 10019-6114

                      STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information relates specifically to the proposed Reorganization whereby PACE International Emerging Markets Equity Investments ("PACE International Emerging Markets Equity Fund"), a series of PaineWebber PACE Select Advisors Trust ("PACE Trust"), would acquire all of the assets of PaineWebber Emerging Markets Equity Fund ("Emerging Markets Equity Fund"), the sole series of PaineWebber Investment Trust II ("Investment Trust II"), in exchange solely for shares of PACE International Emerging Markets Equity Fund and the assumption by PACE International Emerging Markets Equity Fund of all of Emerging Markets Equity Fund's stated liabilities. This Statement of Additional Information consists of this cover page and the following described documents, each of which is incorporated by reference herein and accompanies this Statement of Additional Information:

     (1) The combined Statement of Additional Information of PACE Trust, dated November 27, 2000, which includes information relating to PACE International Emerging Markets Equity Fund and is incorporated by reference from PACE Trust's Statement of Additional Information as filed on January 8, 2001 under Rule 497, SEC File Numbers 033-87254 and 811-08764, accession number 0000898432-01-000012;

     (2) The combined Annual Report to Shareholders of PACE Trust for the fiscal year ended July 31, 2000, which includes information relating to PACE International Emerging Markets Equity Fund and is incorporated by reference from PACE Trust's Form N-30D, SEC File Number 811-08764, filed on October 6, 2000, accession number 0000912057-00-043979;

     (3) The Semi-Annual Report to Shareholders of Emerging Markets Equity Fund, dated April 30, 2000, which is incorporated by reference from Investment Trust II's Form N-30D, SEC File Number 811-07104, filed on July 7, 2000, accession number 0000912057-00-031151; and

     (4) The Annual Report to Shareholders of Emerging Markets Equity Fund for the fiscal year ended October 31, 1999, which is incorporated by reference from Investment Trust II's Form N-30D, SEC File Number 811-07104, filed on January 6, 2000, accession number 0000912057-00-000341.

     This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Combined Proxy Statement/Prospectus dated December 20, 2000 relating to the proposed Reorganization. A copy of the Combined Proxy Statement/Prospectus may be
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obtained without charge by calling toll-free 1-800-647-1568. This Statement of
Additional Information is dated December 20, 2000.

                         PRO FORMA FINANCIAL STATEMENTS

     In accordance with Item 14(a), Instruction 2 of Form N-14, no PRO FORMA financial statements are required because the net asset value of Emerging Markets Equity Fund as of October 31, 2000 did not exceed 10% of the net asset value of PACE International Emerging Markets Equity Fund.